8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of Stock option transactions (Tables)	12 Months Ended
Jan. 31, 2020
Tables/Schedules
Schedule of Stock option transactions

Stock option transactions are summarized as follows:

	2020		2019		2018
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price

Outstanding, beginning of year	2,625,000	$1.00	2,525,000	$1.00	2,425,000	$1.00
Granted	700,000	$3.00	100,000	$1.00	100,000	$1.00
Cancelled	(30,000)	$1.00	-	-	-	-
Exercised	(320,000)	$1.00	-	-	-	-

Outstanding, end of year	2,975,000	$1.47	2,625,000	$1.00	2,525,000	$1.00

Options exercisable, end of year	2,975,000	$1.47	2,625,000	$1.00	2,525,000	$1.00

Weighted average remaining life of outstanding options granted in years		1.35		2.52		3.44

Weighted average fair value per option granted		$0.78		$0.75		$0.66